EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Severance pay fund, Israeli employees	$ 8,273
Long-term employee liabilties, Israeli employees	10,724
Israeli employee termination benefits	$ 5,941	$ 5,254	$ 5,597
Postretirement Medicare Plan [Member]
Discount rate	3.00%	2.80%	3.40%
Pension Plan [Member]
Discount rate	2.90%	2.50%	3.20%
TPSCo [Member]
Matching contribution (as a percent)	8.00%	9.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 5,331	$ 6,132	$ 6,572